Trade and Other Receivables - Summary of Aging of Trade and other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	$ 9,755	$ 10,064
ECL	(3,390)	(3,686)
Current [member]
Disclosure of trade and other receivables [line items]
Trade receivables	5,863	5,760
ECL	(360)	(274)
Not later than three months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	484	596
ECL	(54)	(73)
Later than three months and not later than six months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	35	52
ECL	(12)	(36)
Later than six months and not later than one year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	48	83
ECL	(20)	(47)
Later Than One Year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	3,325	3,573
ECL	$ (2,944)	$ (3,256)